Depreciation, Amortization, and Impairment - Schedule of CGU Book Value (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Chile [member]
Disclosure of geographical areas [line items]
Total	$ 492,512	$ 492,512	$ 492,512	$ 940,785
Colombia [member]
Disclosure of geographical areas [line items]
Total		253,546
Funds Managed by Related Subsidiaries [Member] | Chile [member]
Disclosure of geographical areas [line items]
Total	2,321,096	2,419,497
Funds Managed by Related Subsidiaries [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Total	$ 688,285	$ 949,717